Segmented information (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of operating segments

	As at August 31, 2021	As at August 31, 2020
Identifiable assets
Canada	$12,382	$3,986
Tanzania	44,136	34,153
	$56,518	$38,139
Non-current assets
Canada	$28	$49
Tanzania	41,072	32,686
	$41,100	$32,735